UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22462
Investment Company Act file number

SCS Hedged Opportunities (TE) Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square,
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 204-6400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SCS Hedged Opportunities (TE) Fund, LLC

By (Signature and Title)  /s/ Peter H. Mattoon
                                            Peter H. Mattoon
                                            Principal Executive Officer

Date August 14, 2014